CONSOLIDATED STATEMENTS OF INCOME	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
NET SALES	$ 3,284,699,000	¥ 272,630,000,000	¥ 245,823,000,000	¥ 294,034,000,000
Cost of sales	2,022,301,000	167,851,000,000	149,938,000,000	170,894,000,000
GROSS PROFIT	1,262,398,000	104,779,000,000	95,885,000,000	123,140,000,000
Selling, general, administrative and others, net	757,470,000	62,870,000,000	65,495,000,000	73,065,000,000
OPERATING INCOME	504,928,000	41,909,000,000	30,390,000,000	50,075,000,000
OTHER INCOME (EXPENSES):
Interest and divided income	15,819,000	1,313,000,000	881,000,000	1,562,000,000
Interest expense	(398,000)	(33,000,000)	(71,000,000)	(236,000,000)
Exchange gains (losses) on foreign currency transactions, net	(7,120,000)	(591,000,000)	2,044,000,000	(3,408,000,000)
Realized gains (losses) on securities, net	1,590,000	132,000,000	274,000,000	(3,548,000,000)
Other, net				(2,000,000)
Total	9,891,000	821,000,000	3,128,000,000	(5,632,000,000)
INCOME BEFORE INCOME TAXES	514,819,000	42,730,000,000	33,518,000,000	44,443,000,000
Provision for income taxes: Current	133,662,000	11,094,000,000	8,760,000,000	11,277,000,000
: Deferred	16,446,000	1,365,000,000	2,192,000,000	(546,000,000)
Total	150,108,000	12,459,000,000	10,952,000,000	10,731,000,000
NET INCOME	364,711,000	30,271,000,000	22,566,000,000	33,712,000,000
Less: Net income attributable to the noncontrolling interest	(4,410,000)	(366,000,000)	(308,000,000)	(426,000,000)
NET INCOME ATTRIBUTABLE TO MAKITA CORPORATION	$ 360,301,000	¥ 29,905,000,000	¥ 22,258,000,000	¥ 33,286,000,000
PER SHARE OF COMMON STOCK AND ADS:
Earnings per share: Basic	$ 2.62	¥ 217.10	¥ 161.60	¥ 236.90
Cash dividends per share paid for the year	$ 0.63	¥ 52.00	¥ 65.00	¥ 97.00